UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      OPPENHEIMER SENIOR FLOATING RATE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
CORPORATE LOANS--97.7%
------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.7%
------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--7.2%
Affinia Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.40%, 11/30/11 1,2                                          $12,994,895     $   13,021,288
------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 6.875%-7%, 5/17/07 1,2                              5,000,000          5,039,585
------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
6/18/09 1,2,3                                                            14,360,146         14,577,344
------------------------------------------------------------------------------------------------------
Delphi Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
8.78%-10.603%, 6/18/09 1,2                                                5,758,150          5,845,241
------------------------------------------------------------------------------------------------------
Federal Mogul Corp., Sr. Sec. Credit Facilities Pre-Petition
Revolving Credit Loan:
Tranche B, 12/30/06 1,2,3                                                10,000,000          9,366,670
Tranche B, 5.83%, 12/30/06 1,2                                           14,601,461         13,676,707
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 7.06%, 4/30/10 2                                         23,000,000         23,227,608
------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.76%-7.67%, 6/3/09 2                              15,347,855         15,327,303
------------------------------------------------------------------------------------------------------
Intermet Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
1/8/09 1,2,3                                                              5,534,904          5,451,880
------------------------------------------------------------------------------------------------------
Intermet Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
3/31/09 1,2,3                                                             7,660,733          7,603,278
------------------------------------------------------------------------------------------------------
Key Plastics LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.85%-8.63%, 6/25/10 1,2                                              11,430,712         11,430,712
------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.52%-7.18%, 6/23/11 2                                        20,482,401         20,725,630
------------------------------------------------------------------------------------------------------
Plastech Engineered Products, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 8.77%, 2/12/10 2                                   10,471,224         10,000,019
------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.08%, 12/12/10 1,2                                            8,088,286          8,223,514
------------------------------------------------------------------------------------------------------
TI Automotive Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche
C, 6.912%, 6/7/11 2                                                      21,480,304         21,131,249
------------------------------------------------------------------------------------------------------
Tire Rack, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.90%-6.27%, 6/27/12 1,2                                      10,972,500         11,164,519
------------------------------------------------------------------------------------------------------
Tower Automotive, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 7.25%, 2/2/07 1,2                                  26,000,000         26,492,908
                                                                                        --------------
                                                                                           222,305,455
------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.8%
Aladdin/OpBiz Gaming LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 7.055%, 8/31/10 1,2                                           15,967,308         15,973,967
Tranche B, 8.099%, 8/31/10 1,2                                               39,145             39,161
------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.51%-7.053%, 8/27/09 1,2                                1,596,319          1,610,788
------------------------------------------------------------------------------------------------------
Arby's LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.11%-6.493%, 7/25/12 1,2                                                12,957,501         13,050,638
------------------------------------------------------------------------------------------------------
Buffets, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.16%, 6/28/09 1,2                                                       12,751,052         12,878,563
------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.16%-7.518%, 9/30/09 2                                                   6,927,615          7,033,697
------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Denny's Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
8.645%-9.389%, 8/31/10 1,2                                              $ 4,999,998     $    5,126,568
------------------------------------------------------------------------------------------------------
Harmon Koval Partners, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.27%, 6/30/07 1,2                                                  9,000,000          9,090,000
------------------------------------------------------------------------------------------------------
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 6.27%, 4/8/11 1,2                                              4,000,000          4,035,832
Tranche B, 6.27%, 4/8/12 1,2                                              2,000,000          2,019,376
------------------------------------------------------------------------------------------------------
MotorCity Casino LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.841%-5.961%, 7/21/12 1,2                                     4,982,500          5,030,770
------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.89%-6.22%, 10/3/12 1,2                                       8,500,000          8,616,875
------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, 6.89%-7.09%, 8/27/10 1,2                              1,993,456          2,018,374
------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities Term
Loan, 7.09%, 8/27/10 1,2                                                    550,000            556,188
------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 6.53%, 3/22/12 1,2             13,793,307         13,817,445
------------------------------------------------------------------------------------------------------
Resorts International Hotel and Casino, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 10.27%, 3/22/13 1,2                       12,800,000         12,692,006
------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., Sr. Sec. Credit Facilities
Term Loan:
Tranche B1, 6.14%, 4/22/12 1,2                                            3,990,000          4,036,551
Tranche B2, 1%, 5/20/12 1,2                                               4,000,000          4,046,668
------------------------------------------------------------------------------------------------------
Turtle Bay Resort, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.831%, 9/13/10 1,2                                           10,000,000         10,100,000
------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
5.87%-6.08%, 7/25/12 1,2                                                  3,000,000          3,044,064
------------------------------------------------------------------------------------------------------
Wembley plc, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
7.83%, 7/25/13 1,2                                                        4,000,000          4,060,000
------------------------------------------------------------------------------------------------------
Yonkers Racing Corp., Sr. Sec. Credit Facilities Term Loan,
2.25%-7.503%, 7/25/11 1,2                                                 8,499,998          8,590,313
                                                                                        --------------
                                                                                           147,467,844
------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Culligan International Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.47%, 9/30/11 2                                               9,900,000         10,027,878
------------------------------------------------------------------------------------------------------
Rexair, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
8.686%-9.863%, 6/20/10 1,2                                                4,788,289          4,812,231
------------------------------------------------------------------------------------------------------
Springs Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.063%, 12/7/10 1,2                                           18,368,731         18,299,848
------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., Sr. Sec. Credit Facilities Term
Loan, 6.563%, 7/29/08 1,2                                                 9,000,000          9,146,250
                                                                                        --------------
                                                                                            42,286,207
------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
24 Hour Fitness, Inc., Sr. Sec. Credit Facilities Term Loan,
6.78%, 6/18/12 2                                                         20,000,000         20,337,500
------------------------------------------------------------------------------------------------------
Latham International Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.61%-7.83%, 12/29/10 1,2                                      9,418,754          9,524,714
                                                                                        --------------
                                                                                            29,862,214


2           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MEDIA--12.7%
Affinion Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.909%, 9/19/12 1,2                                          $ 7,500,000     $    7,454,685
------------------------------------------------------------------------------------------------------
ALM Properties, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.52%, 3/4/10 1,2                                                  16,919,987         16,948,193
------------------------------------------------------------------------------------------------------
American Reprographics Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.636%, 12/18/09 1,2                                          7,776,350          7,990,200
------------------------------------------------------------------------------------------------------
Atlantic Broadband LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.52%, 9/1/11 1,2                                             10,546,061         10,730,617
------------------------------------------------------------------------------------------------------
Bragg Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.86%, 8/31/11 1,2                                            12,900,000         13,085,438
------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 6.78%-8.877%, 2/23/09 1,2                                 2,468,672          2,484,101
------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 9.774%-10.29%, 2/23/10 1,2                    20,203,759         20,330,032
------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Revolving
Credit Loan, 6.658%, 12/31/07 1,2                                        21,935,000         21,863,711
------------------------------------------------------------------------------------------------------
Century-TCI California LP, Sr. Sec. Credit Facilities Term Loan,
6.658%, 12/31/07 1,2                                                     22,203,475         22,131,314
------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche A, 7.25%, 4/27/10 2                                   40,744,653         40,737,848
------------------------------------------------------------------------------------------------------
Cygnus Business Media, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.65%-9.616%, 12/31/08 1,2                               6,600,000          6,567,000
------------------------------------------------------------------------------------------------------
Endurance Business Media, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.22%, 3/7/12 1,2                                             10,000,000         10,093,750
------------------------------------------------------------------------------------------------------
F&W Publications, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.03%, 7/12/12 1,2                                                  2,500,000          2,381,250
------------------------------------------------------------------------------------------------------
F&W Publications, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.40%, 1/12/13 1,2                                                 2,500,000          2,137,500
------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
Revolving Credit Loan, 8.15%, 3/31/06 1,2                                 7,363,636          7,405,057
------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, Sr. Sec. Credit Facilities
Term Loan:
Tranche A, 8.15%, 3/31/06 1,2                                             2,038,636          2,047,237
Tranche B, 8.275%, 3/31/06 1,2                                            4,477,144          4,505,126
------------------------------------------------------------------------------------------------------
Herald Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.78%, 7/22/11 1,2                                                  4,860,089          4,893,502
------------------------------------------------------------------------------------------------------
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.11%, 8/5/12 1,2                                                  16,000,000         16,060,000
------------------------------------------------------------------------------------------------------
Knology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
9.52%-9.743%, 5/12/10 1,2                                                 9,975,000         10,224,375
------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., Sr. Sec. Credit Facilities
Term Loan, 5.97%-6.35%, 7/22/11 2                                        10,303,849         10,371,473
------------------------------------------------------------------------------------------------------
NEP Supershooters LP, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B Add-On, 7.52%, 2/10/12 1,2                           5,855,750          5,925,287
------------------------------------------------------------------------------------------------------
North American Membership Group, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7.27%, 5/9/11 1,2                                   5,467,513          5,494,850
------------------------------------------------------------------------------------------------------
PBI Media LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.411%-6.493%, 9/30/12 1,2                                     8,000,000          8,040,000
------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
PBI Media LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.243%, 9/30/13 1,2                                                    $12,000,000     $   12,150,000
------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 11/10/10 1,2,3                                                 8,500,000          8,598,949
Tranche B, 6.02%, 11/10/10 1,2                                           21,708,042         21,960,746
------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.06%, 10/1/12 1,2                            10,000,000         10,106,250
------------------------------------------------------------------------------------------------------
San Juan Cable & Construction, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 9.56%, 10/31/13 1,2                                       5,000,000          5,028,125
------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 6.03%, 6/10/12 1,2                             8,453,759          8,580,566
------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 7.51%, 6/10/13 1,2                                        4,000,000          4,060,000
------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, Sr. Sec. Credit Facilities
Term Loan:
Tranche F2, 7.19%, 2/1/12 1,2                                            18,000,000         18,245,250
Tranche H2, 6.554%, 9/30/12 2                                            32,000,000         32,311,680
------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan,
5.688%-6.313%, 4/11/12 1,2                                                9,975,000         10,060,207
                                                                                        --------------
                                                                                           391,004,319
------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Dollarama Group LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.493%, 11/18/11 1,2                                           6,947,500          7,069,081
Tranche B Add-On, 6.493%, 11/18/11 1,2                                    2,111,707          2,148,662
------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.475%, 4/6/13 1,2                                             5,000,000          5,032,500
                                                                                        --------------
                                                                                            14,250,243
------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Eddie Bauer, Inc., Sr. Sec. Credit Facilities Term Loan, 6.71%,
6/24/11 1,2                                                               8,977,500          9,112,163
------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 7%-7.09%, 3/1/12 1,2                                7,960,001          8,029,650
------------------------------------------------------------------------------------------------------
Harbor Freight Tools, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.29%-6.65%, 7/15/10 2                                        14,662,852         14,853,471
------------------------------------------------------------------------------------------------------
Movie Gallery, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.83%, 4/27/11 1,2                                             3,977,500          3,898,364
------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.813%, 2/14/11 1,2                                                 5,000,000          5,025,000
------------------------------------------------------------------------------------------------------
Oriental Trading Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.313%, 2/14/10 1,2                                           11,760,762         11,826,916
------------------------------------------------------------------------------------------------------
Savers, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.554%-7.716%, 7/30/09 1,2                                     9,091,052          9,170,599
                                                                                        --------------
                                                                                            61,916,163
------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
BCBG Max Azria Group, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 8/10/11 1,2,3                                                 14,000,000         14,052,500
------------------------------------------------------------------------------------------------------
Levi Strauss & Co., Sr. Sec. Credit Facilities Term Loan,
10.635%-10.81%, 8/1/06 1,2                                                7,751,283          8,010,470
------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Maidenform, Inc., Sr. Sec. Credit Facilities Term Loan,
6.04%-7.89%, 6/7/10 1,2                                                 $ 9,333,333     $    9,403,333
------------------------------------------------------------------------------------------------------
William Carter Co. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.65%-5.811%, 7/14/12 1,2                                      5,375,001          5,447,229
                                                                                        --------------
                                                                                            36,913,532
------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.7%
------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Le*Nature's, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 8.26%-9.616%, 5/20/10 1,2                                              3,935,062          3,964,576
                                                                                        --------------
                                                                                             3,964,576
------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Bi-Lo Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.80%-8.081%, 7/29/11 1,2                                             41,000,000         41,333,125
------------------------------------------------------------------------------------------------------
MAPCO, Inc., Sr. Sec. Credit Facilities Term Loan, 6.71%-8.384%,
4/28/11 1,2                                                               6,982,500          7,074,145
                                                                                        --------------
                                                                                            48,407,270
------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B1, 5.84%, 9/30/12 1,2                                      2,500,000          2,535,938
------------------------------------------------------------------------------------------------------
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term
Loan, Delayed Draw, Tranche B2, 0.50%, 9/30/12 1,2                        8,000,000          8,040,000
------------------------------------------------------------------------------------------------------
Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 14.448%, 12/1/09 1,4                                          10,648,034          1,450,795
------------------------------------------------------------------------------------------------------
Atkins Nutritionals, Inc., Sr. Sec. Credit Facilities Term Loan,
11.913%, 12/1/09 1,4                                                      3,663,795          2,733,191
------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche C, 6.57%, 6/28/12 1,2                                 12,967,500         13,166,071
------------------------------------------------------------------------------------------------------
Meow Mix, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.09%-7.25%, 7/13/11 1,2                                                  5,400,000          5,485,498
------------------------------------------------------------------------------------------------------
Windsor Quality Food Co., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.78%, 12/10/10 1,2                                            6,947,500          6,964,869
                                                                                        --------------
                                                                                            40,376,362
------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.3%
Amscan Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
6.56%-6.89%, 4/30/12 1,2                                                  6,458,504          6,498,869
------------------------------------------------------------------------------------------------------
Eastman Kodak Co., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.25%-6.61%, 9/26/12 1,2                                               3,529,411          3,517,942
------------------------------------------------------------------------------------------------------
Eastman Kodak Co., Sr. Sec. Credit Facilities Term Loan, Delayed
Draw, 1.233%, 9/26/12 1,2                                                 1,470,588          1,459,253
------------------------------------------------------------------------------------------------------
Jarden Corp., Sr. Sec. Credit Facilities Term Loan, 6.02%,
1/24/12 1,2                                                              12,205,147         12,313,028
------------------------------------------------------------------------------------------------------
Playpower, Inc., Sr. Sec. Credit Facilities Term Loan, 7.08%,
2/1/10 1,2                                                               10,367,521         10,510,074
------------------------------------------------------------------------------------------------------
Rayovac Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
5.79%-6.11%, 2/6/12 1,2                                                   5,970,000          6,020,996
                                                                                        --------------
                                                                                            40,320,162
------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--3.3%
AAI.FosterGrant, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.01%, 10/1/10 1,2                                            14,355,470         14,427,248


5           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.61%, 2/1/12 1,2                                            $ 6,965,000     $    7,073,828
------------------------------------------------------------------------------------------------------
American Safety Razor Co., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 10.31%, 8/1/12 1,2                                             7,000,000          7,087,500
------------------------------------------------------------------------------------------------------
Cosmetic Essence, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.62%-8.137%, 12/3/10 1,2                                          12,684,060         12,366,958
------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.25%-8,63%, 2/18/12 1,2                                                 14,644,427         14,790,871
------------------------------------------------------------------------------------------------------
MD Beauty, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
12.575%, 2/18/13 1,2                                                      7,500,000          7,500,000
------------------------------------------------------------------------------------------------------
Natural Products Group, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.34%, 8/16/11 1,2                                                 11,356,568         11,356,568
------------------------------------------------------------------------------------------------------
Nice-Pak Products, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.338%, 6/18/10 1,2                                            4,750,000          4,779,688
------------------------------------------------------------------------------------------------------
Pure Fishing, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.77%-7.12%, 3/23/10 1,2                                              15,576,546         15,751,781
------------------------------------------------------------------------------------------------------
Riddell Bell Holdings, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.16%, 9/30/11 1,2                                       4,950,000          5,030,438
                                                                                        --------------
                                                                                           100,164,880
------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Alliance One International, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.73%, 5/13/10 1,2                                       2,952,494          2,952,494
------------------------------------------------------------------------------------------------------
ENERGY--8.5%
------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.9%
Headwaters, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.43%-7.89%, 4/30/11 1,2                                                 15,380,673         15,569,733
------------------------------------------------------------------------------------------------------
Northern Star General, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.02%, 12/17/11 1,2                                           12,868,333         13,093,529
                                                                                        --------------
                                                                                            28,663,262
------------------------------------------------------------------------------------------------------
OIL & GAS--7.6%
Alon USA Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 10.297%, 10/3/10 1,2                                           9,000,000          9,270,000
------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.29%-9.842%, 4/14/10 2                                       25,877,482         26,718,500
------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., Sr. Sec. Credit Facilities Term
Loan, 6.96%, 10/3/09 2                                                   17,368,343         17,411,763
------------------------------------------------------------------------------------------------------
Cheniere Energy, Inc., Sr. Sec. Credit Facilities Term Loan,
6.77%-6.95%, 9/1/12 2                                                    22,000,000         22,158,136
------------------------------------------------------------------------------------------------------
Coleto Creek WLE LP, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 7.493%, 7/1/12 1,2                                      19,260,000         19,693,350
------------------------------------------------------------------------------------------------------
El Paso Corp., Sr. Sec. Credit Facilities Term Loan, 6.813%,
11/23/09 2                                                               17,858,887         18,013,920
------------------------------------------------------------------------------------------------------
Ferrell Cos., Inc., Sr. Sec. Credit Facilities Term Loan,
7.386%-7.48%, 12/17/11 2                                                 20,588,677         21,103,394
------------------------------------------------------------------------------------------------------
Hercules Offshore LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.30%, 6/29/10 1,2                                            12,468,750         12,632,402
------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.51%, 5/1/11 2                                                       21,945,000         22,046,496
------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
PowerWell Services, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.30%, 8/19/10 2                                             $23,000,000     $   23,172,500
------------------------------------------------------------------------------------------------------
Quest Cherokee LLC, Sr. Sec. Credit Facilities Term Loan,
8.50%-8.61%, 7/22/10 1,2                                                 18,551,285         18,562,879
------------------------------------------------------------------------------------------------------
Targa Resources, Inc., Sr. Sec. Credit Facilities Bridge Term
Loan, 6.34%, 10/5/07 1,2                                                 13,000,000         13,016,250
------------------------------------------------------------------------------------------------------
TXOK Acquisition, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 8.625%, 10/11/10 1,2                                               10,000,000         10,125,000
                                                                                        --------------
                                                                                           233,924,590
------------------------------------------------------------------------------------------------------
FINANCIALS--1.2%
------------------------------------------------------------------------------------------------------
INSURANCE--0.5%
Conseco, Inc., Sr. Sec. Credit Facilities Term Loan, 5.97%,
6/22/10 2                                                                 7,832,424          7,935,224
------------------------------------------------------------------------------------------------------
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.26%-6.801%, 11/30/10 2                                                  7,853,021          7,941,369
                                                                                        --------------
                                                                                            15,876,593
------------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.09%, 11/24/08 2                                       10,474,163         10,602,032
------------------------------------------------------------------------------------------------------
LNR Property Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.71%-6.89%, 2/3/08 1,2                                               10,000,000         10,081,250
                                                                                        --------------
                                                                                            20,683,282
------------------------------------------------------------------------------------------------------
HEALTH CARE--7.1%
------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Aircast, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
10.761%, 6/7/11 1,2                                                       1,000,000          1,020,000
------------------------------------------------------------------------------------------------------
Aircast, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.511%, 10/28/10 1,2                                                      2,925,417          2,949,186
------------------------------------------------------------------------------------------------------
CCS Medical, Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.34%, 10/25/12 1,2                                                      20,000,000         20,004,160
                                                                                        --------------
                                                                                            23,973,346
------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.3%
American Medical Response/EmCare Holdings, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B, 5.66%-6.19%, 2/10/12 2                                        11,077,857         11,174,788
Tranche B, 7.89%, 2/10/12 1,2                                             1,857,143          1,873,393
------------------------------------------------------------------------------------------------------
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.46%, 7/27/11 1,2                                             9,500,000          9,500,000
------------------------------------------------------------------------------------------------------
CompBenefits Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.61%-7.831%, 8/27/09 1,2                                      4,761,193          4,761,193
Tranche C, 10.77%-10.993%, 2/27/10 1,2                                    1,970,000          1,965,075
------------------------------------------------------------------------------------------------------
Concentra Operating Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.05%, 9/30/11 1,2                                             7,000,000          7,089,691
------------------------------------------------------------------------------------------------------
DaVita, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.25%-6.54%, 10/5/12 1,2                                                 10,568,627         10,737,429
------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 9.87%, 11/15/09 1,2                                            5,380,367          5,514,876
------------------------------------------------------------------------------------------------------


7           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
FHC Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, Tranche B, 11.87%, 11/15/09 1,2                           $ 2,080,196     $    2,121,800
------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.107%-9%, 7/20/12 1,2                                              5,760,000          5,842,800
------------------------------------------------------------------------------------------------------
Genoa Healthcare LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 11.607%, 12/20/12 1,2                                               1,000,000          1,022,500
------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 9.25%, 3/31/10 1,2                                               362,620            364,773
------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Credit Facilities Term Loan, 6.53%,
6/14/07 1,2                                                               6,056,872          6,092,837
------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Sec. Sub. Credit Facilities Term Loan,
10.375%, 1/16/11                                                         10,500,000         10,290,000
------------------------------------------------------------------------------------------------------
HealthSouth Corp., Sr. Unsec. Credit Facilities Term Loan, 8.97%,
6/10/10 1,2                                                              20,000,000         20,150,000
------------------------------------------------------------------------------------------------------
Renal Advantage, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.44%, 9/30/12 1,2                                             4,000,000          4,046,252
------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Letter of Credit
Term Loan, 6.39%, 2/18/12 1,2                                             2,604,709          2,648,664
------------------------------------------------------------------------------------------------------
Rural/Metro Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.038%, 2/18/12 1,2                                                    9,004,851          9,156,808
------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.10%-7.38%, 11/9/10 1,2                            4,884,383          4,960,702
------------------------------------------------------------------------------------------------------
Sheridan Healthcare, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche C, 11.29%, 5/9/11 1,2                                  1,500,000          1,524,375
------------------------------------------------------------------------------------------------------
SHPS, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
8.063%, 11/1/11 1,2                                                       8,699,175          8,633,931
------------------------------------------------------------------------------------------------------
SouthernCare, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.136%-7.27%, 12/10/10 1,2                                             9,428,750          9,517,145
------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.94%, 8/12/12 1,2                                                  7,000,000          7,080,941
------------------------------------------------------------------------------------------------------
Triumph HealthCare LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 12.61%, 1/12/13 1,2                                                 2,000,000          2,000,626
------------------------------------------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sec. Credit Facilities
Acquisition Term Loan, Tranche B, 6.211%, 9/23/11 1,2                    14,897,500         15,111,652
------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.46%-6.77%, 1/4/12 1,2                                       18,760,822         18,852,958
Tranche C, 6.77%, 1/4/12 1,2                                              5,447,958          5,474,713
Tranche D, 6.77%, 1/4/12 1,2                                              3,574,228          3,591,781
------------------------------------------------------------------------------------------------------
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 1/14/12 1,2,3                                               3,000,000          3,017,625
                                                                                        --------------
                                                                                           194,119,328
------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.9%
------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.3%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.37%-10.11%, 8/10/11 1,2                                     10,175,000         10,607,438
------------------------------------------------------------------------------------------------------
American Airlines, Inc., Sr. Sec. Credit Facilities Revolving
Credit Loan, 8.56%-8.78%, 6/17/09 1,2                                     8,325,000          8,310,431
------------------------------------------------------------------------------------------------------
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, 7.29%-8.877%,
1/5/11 1,2                                                                8,550,000          8,603,438
------------------------------------------------------------------------------------------------------


8           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., Sr. Sec. Credit
Facilities Term Loan, 6.03%, 7/23/10 1,2                                $ 6,088,889     $    6,180,222
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 8.424%, 3/31/08 1,2                            8,500,000          8,585,000
------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 11%, 6/30/08 1                                            8,000,000          8,040,000
------------------------------------------------------------------------------------------------------
Delta Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession:
Tranche A, 8.39%, 3/27/08 1,2                                             1,000,000          1,035,750
Tranche B, 10.39%, 3/27/08 1,2                                            8,000,000          8,298,336
------------------------------------------------------------------------------------------------------
DynCorp International LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.688%-6.813%, 2/1/11 1,2                                     14,925,000         14,987,192
------------------------------------------------------------------------------------------------------
Federal Information Technology Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, 6.18%-6.63%, 4/1/11 1,2                             5,967,506          6,043,968
------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Prefunded Letter of
Credit Term Loan, 7.09%, 12/6/09 1,2                                      7,501,880          7,539,389
------------------------------------------------------------------------------------------------------
Gencorp, Inc., Sr. Sec. Credit Facilities Term Loan, 6.86%,
12/6/09 1,2                                                               2,425,608          2,437,736
------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.813%, 3/31/11 2                                  19,950,000         20,274,188
------------------------------------------------------------------------------------------------------
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.813%, 3/30/12 1,2                                           10,000,000         10,229,170
------------------------------------------------------------------------------------------------------
Mid-Western Aircraft Systems, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.409%, 12/31/11 1,2                                4,987,500          5,057,948
------------------------------------------------------------------------------------------------------
Northwest Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A, 9.07%, 11/23/09 1,2                                           15,000,000         15,083,040
------------------------------------------------------------------------------------------------------
United Airlines, Inc., Sr. Sec. Credit Facilities Term Loan,
Debtor in Possession, 7.96%, 12/30/05 1,2                                15,553,891         15,743,462
------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.46%, 1/28/11 1,2                                                  4,477,500          4,541,864
------------------------------------------------------------------------------------------------------
Wyle Laboratories, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.21%, 7/28/11 1,2                                                 2,000,000          2,036,250
                                                                                        --------------
                                                                                           163,634,822
------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--2.5%
Acoustical Material Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 6.77%-8.384%, 4/13/12 1,2                                     13,782,658         13,920,485
------------------------------------------------------------------------------------------------------
CHI Overhead Doors, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.26%-9.123%, 4/19/10 1,2                                4,594,740          4,652,174
------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.188%-6.27%, 10/20/11 1,2                                     7,723,934          7,772,209
------------------------------------------------------------------------------------------------------
Custom Building Products, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.02%, 4/20/12 1,2                                             7,000,000          6,969,375
------------------------------------------------------------------------------------------------------
Formica Corp. (Canada), Sr. Sec. Credit Facilities Term Loan,
9.031%-9.081%, 6/15/10 1,2                                                1,784,448          1,793,370
------------------------------------------------------------------------------------------------------
Formica Corp. (Spain), Sr. Sec. Credit Facilities Term Loan,
9.031%-9.081%, 6/15/10 1,2                                                4,324,188          4,345,809
------------------------------------------------------------------------------------------------------
Formica Corp. (UK), Sr. Sec. Credit Facilities Term Loan,
9.031%-9.081%, 6/15/10 1,2                                                2,211,409          2,222,466
------------------------------------------------------------------------------------------------------


9           |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Formica Corp., Sr. Sec. Credit Facilities Term Loan,
9.031%-9.863%, 6/15/10 1,2                                              $ 6,253,005     $    6,284,269
------------------------------------------------------------------------------------------------------
MAAX, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.59%-6.98%, 6/4/11 1,2                                                   7,917,989          7,878,399
------------------------------------------------------------------------------------------------------
PGT Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche A1, 7.14%-7.23%, 1/29/10 1,2                                     11,588,201         11,769,267
------------------------------------------------------------------------------------------------------
Professional Paint, Inc., Sr. Sec. Credit Facilities Term Loan,
6.938%-7.313%, 9/30/11 1,2                                                6,267,532          6,314,540
------------------------------------------------------------------------------------------------------
United Subcontractors, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 6.68%, 7/13/12 1,2                                       3,995,000          4,042,441
                                                                                        --------------
                                                                                            77,964,804
------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.0%
Allied Security, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.78%, 6/30/10 1,2                                             5,700,000          5,778,375
------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.59%, 1/7/12 1,2                                              5,956,674          5,988,941
------------------------------------------------------------------------------------------------------
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 9.71%, 8/13/10 1,2                                            11,842,575         12,131,238
------------------------------------------------------------------------------------------------------
Norwood Promotional Products, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche A, 10.125%, 8/16/09 1,2                               17,116,607         17,373,356
------------------------------------------------------------------------------------------------------
Outsourcing Solutions, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 8.581%, 5/23/12 1,2                                     11,170,000         11,253,775
------------------------------------------------------------------------------------------------------
Protection One, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.83%-7.06%, 4/18/11 1,2                                       6,563,509          6,643,505
------------------------------------------------------------------------------------------------------
Relizon Co. (The), Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.82%, 2/23/11 1,2                                             7,895,236          7,934,712
Tranche B1, 6.82%, 2/20/11 1,2                                              347,214            348,950
------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Prefunded
Letter of Credit Term Loan, 10.61%, 4/6/11 1,2                            4,000,000          4,080,000
------------------------------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
10.94%-11.081%, 4/6/11 1,2                                                5,970,000          6,089,400
------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.174%, 4/29/12 1,2                                           12,000,000         12,082,500
------------------------------------------------------------------------------------------------------
Synagro Technologies, Inc., Sr. Sec. Credit Facilities Term Loan,
Delayed Draw, 0.75%, 4/29/12 1,2                                          2,000,001          2,013,749
------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche A, 7.063%, 6/16/10 1,2                                 5,600,000          5,649,000
------------------------------------------------------------------------------------------------------
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien
Term Loan, Tranche B, 7.063%, 6/16/10 1,2                                 1,975,000          1,979,938
------------------------------------------------------------------------------------------------------
TRM Corp., Sr. Sec. Credit Facilities Term Loan, 7.946%-8.081%,
11/24/10 1,2                                                              9,519,231          9,614,423
------------------------------------------------------------------------------------------------------
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities
Term Loan, 6.57%, 10/21/12 1,2                                           13,000,000         13,146,250
                                                                                        --------------
                                                                                           122,108,112
------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Shea Capital I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche
B, 6.26%, 10/28/11 1,2                                                    2,000,000          2,021,250


10          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.8%
Amsted Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.33%-6.65%, 8/19/10 1,2                                     $11,464,464     $   11,626,880
------------------------------------------------------------------------------------------------------
Blount International, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.36%-7.50%, 8/9/10 2                                         11,004,815         11,166,454
------------------------------------------------------------------------------------------------------
Cellnet Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.17%, 4/26/12 2                                   14,962,500         15,074,719
------------------------------------------------------------------------------------------------------
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan,
Tranche B, 7.438%-7.688%, 3/31/11 1,2                                    16,365,758         16,575,452
------------------------------------------------------------------------------------------------------
Invensys plc, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 7.791%, 9/5/09 1,2                                             4,628,597          4,674,883
------------------------------------------------------------------------------------------------------
Joan Fabrics Corp., Sr. Sec. Credit Facilities Term Loan, Tranche
C, 8.281%, 8/28/06 1,2                                                      417,328            339,079
------------------------------------------------------------------------------------------------------
Mueller Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan:
Tranche B, 10/3/12 1,2,3                                                  2,000,000          2,029,108
Tranche B, 6.21%-6.493%, 10/3/12 1,2                                     16,000,001         16,232,865
------------------------------------------------------------------------------------------------------
PP Acquisition Corp., Sr. Sec. Credit Facilities Term Loan,
6.34%, 11/12/11 1,2                                                      13,677,265         13,708,039
------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., Sr. Sec. Credit Facilities
Term Loan, 6.61%-8.25%, 7/1/11 1,2                                       18,942,525         19,274,020
------------------------------------------------------------------------------------------------------
Sensus Metering System, Inc., Sr. Sec. Credit Facilities Term
Loan:
Tranche B1, 6.35%-6.54%, 12/17/10 1,2                                    10,631,472         10,757,721
Tranche B2, 6.35%-6.54%, 12/17/10 1,2                                     1,658,680          1,678,377
------------------------------------------------------------------------------------------------------
Tinnerman Palnut Engineered Products LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.78%-9%, 11/5/09 1,2                     13,499,367         13,364,373
------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
7.375%-8.877%, 12/31/07 1,2                                               1,766,667          1,740,167
------------------------------------------------------------------------------------------------------
TriMas Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B,
7.685%-7.86%, 12/31/09 1,2                                               10,129,130         10,238,858
                                                                                        --------------
                                                                                           148,480,995
------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Gleason Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.591%-6.966%, 7/31/11 1,2                                               12,486,948         12,643,035
------------------------------------------------------------------------------------------------------
Gleason Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.42%, 1/31/12 1,2                                                          995,000          1,012,413
                                                                                        --------------
                                                                                            13,655,448
------------------------------------------------------------------------------------------------------
MARINE--0.5%
Great Lakes Dredge & Dock Co., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.10%-8.37%, 12/22/10 1,2                               15,898,839         16,087,638
                                                                                        --------------
                                                                                            16,087,638
------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Performance Transportation Services, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 8.188%, 12/6/11 1,2             4,230,904          3,596,268
------------------------------------------------------------------------------------------------------
Performance Transportation Services, Inc., Letter of Credit
Linked Certificate of Deposit, 8.27%, 12/6/09 1,2                         2,952,938          2,509,997
                                                                                        --------------
                                                                                             6,106,265


11          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.5%
------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
Aspect Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.563%, 9/22/10 1,2                                    $13,000,000     $   13,089,375
------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Amkor Technology, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche B, 8.33%, 10/27/10 1,2                                     10,000,000         10,262,500
------------------------------------------------------------------------------------------------------
Viasystems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
C, 8.27%-8.38%, 9/30/09 1,2                                               9,920,025         10,068,825
                                                                                        --------------
                                                                                            20,331,325
------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.2%
DoubleClick, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
11.54%, 6/14/13 1,2                                                       7,500,000          7,631,250
------------------------------------------------------------------------------------------------------
DoubleClick, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche
B, 7.79%, 6/14/12 2                                                      20,000,000         20,175,000
------------------------------------------------------------------------------------------------------
Infor Global Solutions (Luxembourg), Sr. Sec. Credit Facilities
2nd Lien Term Loan, 10.82%-11.13%, 3/23/12 1,2                              750,000            763,126
------------------------------------------------------------------------------------------------------
Infor Global Solutions (Luxembourg), Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.82%-7.13%, 3/31/11 1,2                            2,700,000          2,737,126
------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 6.82%-7.13%, 4/16/11 1,2                                 3,300,000          3,345,376
------------------------------------------------------------------------------------------------------
Infor Global Solutions, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.82%-11.13%, 4/16/12 1,2                                          1,250,000          1,271,876
                                                                                        --------------
                                                                                            35,923,754
------------------------------------------------------------------------------------------------------
IT SERVICES--0.9%
Sungard Data Systems, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 6.28%, 1/22/13 2                                              26,892,500         27,159,892
------------------------------------------------------------------------------------------------------
SOFTWARE--0.4%
Corel Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.113%, 1/27/10 1,2                                           11,212,500         11,268,563
------------------------------------------------------------------------------------------------------
MATERIALS--7.1%
------------------------------------------------------------------------------------------------------
CHEMICALS--3.6%
Bassell NV, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.581%, 9/15/13 1,2                                            2,500,000          2,541,928
Tranche C, 7.243%, 9/15/14 1,2                                            2,500,000          2,545,052
------------------------------------------------------------------------------------------------------
Brenntag AG, Sr. Sec. Credit Facilities Term Loan, Tranche B,
6.81%, 2/27/12 1,2                                                        5,000,000          5,024,375
------------------------------------------------------------------------------------------------------
Celanese Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B
Add-On, 6.313%, 4/6/11 2                                                 16,051,166         16,303,972
------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities 2nd
Lien Term Loan, Tranche C, 8.24%, 11/13/13 1,2                            6,260,000          6,416,500
------------------------------------------------------------------------------------------------------
Cognis Deutschland GmbH & Co. KG, Sr. Sec. Credit Facilities Term
Loan:
Tranche B1, 6.371%, 5/12/12 1,2                                           3,778,582          3,829,805
Tranche B4, 6.371%, 4/21/12 1,2                                           1,361,808          1,380,269
Tranche C1, 6.871%, 5/12/13 1,2                                           8,807,397          8,940,732
------------------------------------------------------------------------------------------------------
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan,
5.72%, 7/20/13 2                                                         24,084,754         24,241,739
------------------------------------------------------------------------------------------------------


12          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Invista, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.313%, 4/27/11 1,2                                          $ 5,383,059     $    5,473,898
Tranche B2, 6.313%, 4/30/11 1,2                                           2,335,529          2,374,941
------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 7.25%, 4/27/10 1,2                                       2,792,500          2,836,714
------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term
Loan, Tranche C, 10.25%, 4/27/11 1,2                                      3,000,000          3,067,500
------------------------------------------------------------------------------------------------------
Solutia, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in
Possession, Tranche B, 8.02%, 12/19/05 1,2                               15,000,000         15,262,500
------------------------------------------------------------------------------------------------------
Wellman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
7.71%, 2/10/09 1,2                                                       10,000,000         10,191,670
------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., Sr. Sec. Credit Facilities Term Loan,
6.331%-7.89%, 7/31/10 1,2                                                    77,500             78,275
                                                                                        --------------
                                                                                           110,509,870
------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Builders FirstSource, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 6.19%, 8/11/11 1,2                                             3,177,778          3,204,258
------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.7%
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 6.375%-6.625%, 9/15/11 1,2                                     8,446,225          8,562,362
Tranche C, 8.25%, 4/7/12 1,2                                              5,500,000          5,610,000
------------------------------------------------------------------------------------------------------
Precise Technology, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.063%, 3/22/11 2                                              6,538,844          6,569,498
                                                                                        --------------
                                                                                            20,741,860
------------------------------------------------------------------------------------------------------
METALS & MINING--2.0%
Alpha Natural Resources, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.811%, 10/26/12 1,2                                     5,000,000          5,048,440
------------------------------------------------------------------------------------------------------
International Mill Service, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche C, 6.84%, 12/31/10 1,2                                      9,990,000         10,064,925
------------------------------------------------------------------------------------------------------
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.86%, 1/31/10 2                                                   15,422,500         15,528,530
------------------------------------------------------------------------------------------------------
Trout Coal Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 6.50%-7.09%, 3/14/11 1,2                                           15,202,178         15,287,690
------------------------------------------------------------------------------------------------------
Trout Coal Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10%, 3/14/12 1,2                                                    6,600,000          6,657,750
------------------------------------------------------------------------------------------------------
Walter Industries, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.86%-6.216%, 10/3/12 1,2                                      9,999,999         10,137,501
                                                                                        --------------
                                                                                            62,724,836
------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
Escanaba Timber LLC, Sr. Sec. Credit Facilities Term Loan, 6.75%,
5/2/08 1,2                                                                3,000,000          3,003,750
------------------------------------------------------------------------------------------------------
Newpage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.493%-7.125%, 5/2/11 2                                                  17,955,000         18,134,551
                                                                                        --------------
                                                                                            21,138,301


13          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.2%
------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.6%
Alaska Communications Systems Group, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B, 6.02%, 2/1/12 1,2                      $ 6,840,000     $    6,939,180
------------------------------------------------------------------------------------------------------
Conversent Communications LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche B, 7.74%-7.938%, 5/1/11 2                                  15,400,000         15,390,377
------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 5.813%, 2/11/12 2                                        9,500,001          9,608,064
------------------------------------------------------------------------------------------------------
Hughes Network Systems, Inc., Sr. Sec. Credit Facilities Term
Loan, 7.875%, 4/22/12 1,2                                                10,000,000         10,037,500
------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term
Loan, 10.721%, 12/1/11 2                                                 40,500,000         42,514,875
------------------------------------------------------------------------------------------------------
Madison River Communications Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.59%, 8/1/12 1,2                                   5,000,000          5,073,960
------------------------------------------------------------------------------------------------------
Ntelos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.53%, 8/24/11 1,2                                             9,994,855         10,082,310
------------------------------------------------------------------------------------------------------
Qwest Corp., Sr. Sec. Credit Facilities Term Loan, Tranche A,
8.53%, 6/30/07 2                                                         10,100,000         10,430,351
------------------------------------------------------------------------------------------------------
WestCom Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 6.911%-6.993%, 12/17/10 1,2                                   10,030,417         10,099,375
------------------------------------------------------------------------------------------------------
WilTel Communications Group, Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, Tranche B, 7.438%, 7/20/10 2                             10,865,769         10,951,793
------------------------------------------------------------------------------------------------------
XO Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
10.07%, 7/15/09 1,2                                                       9,080,032          9,080,032
                                                                                        --------------
                                                                                           140,207,817
------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
AAT Communications, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.61%, 7/11/12 1,2                                            20,000,000         20,281,260
------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B, 5.36%-5.39%, 9/1/12 1,2                                       10,000,000         10,068,750
------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 6.52%, 12/1/10 1,2                                 19,399,524         19,627,469
------------------------------------------------------------------------------------------------------
MetroPCS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 8.25%, 5/31/12 2                                              20,000,000         20,675,000
------------------------------------------------------------------------------------------------------
SBA Senior Finance, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche D, 6.19%-7.89%, 10/31/08 2                                        9,898,680          9,937,859
                                                                                        --------------
                                                                                            80,590,338
------------------------------------------------------------------------------------------------------
UTILITIES--6.8%
------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.6%
Boston Generating LLC, Sr. Sec. Credit Facilities 1st Lien Term
Loan, 7.38%, 10/11/11 1,2                                                15,241,638         15,584,575
------------------------------------------------------------------------------------------------------
Boston Generating LLC, Sr. Sec. Credit Facilities 2nd Lien Term
Loan, 10.63%, 10/11/11 1,2                                                3,200,000          3,368,000
------------------------------------------------------------------------------------------------------
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities
1st Lien Term Loan, 9.86%, 8/26/09 1,2                                   18,754,165         19,820,808
------------------------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
9.349%, 7/15/07 1,2                                                       3,000,000          2,338,500
------------------------------------------------------------------------------------------------------


14          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
Guadalupe Power Plant, Inc., Sr. Sec. Credit Facilities Term
Loan, 5.813%, 12/31/09 1,2                                              $ 9,880,597     $    9,485,373
-------------------------------------------------------------------------------------------------------
KGen Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
6.645%, 9/1/11 2                                                         26,379,969         26,346,994
-------------------------------------------------------------------------------------------------------
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien
Term Loan, 7.52%, 8/16/13 1,2                                            24,500,000         24,871,322
-------------------------------------------------------------------------------------------------------
Mirant Corp., Sr. Sec. Credit Facilities Revolving Credit Loan,
12/31/06 1,4                                                              4,000,000          4,157,500
-------------------------------------------------------------------------------------------------------
Quachita Power LLC, Sr. Sec. Credit Facilities Term Loan, 6.84%,
8/30/07 1,2                                                               8,221,941          8,124,305
-------------------------------------------------------------------------------------------------------
Quanta Services, Inc., Sr. Sec. Credit Facilities Term Loan,
6.88%-6.89%, 6/19/08 2                                                   15,790,000         16,007,112
-------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., Sr. Sec. Credit Facilities Term Loan,
Tranche B2 Add-On, 6.31%, 4/30/10 1,2                                    15,000,000         15,140,625
-------------------------------------------------------------------------------------------------------
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr.
Sec. Credit Facilities Term Loan, 8.493%, 6/24/11 1,2                    25,684,276         26,583,226
                                                                                        ---------------
                                                                                           171,828,340
-------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Regency Gas Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.78%, 5/13/10 1,2                                 15,870,050         16,108,101
-------------------------------------------------------------------------------------------------------
Regency Gas Services LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Delayed Draw, Tranche B Add-On, 6.72%-6.78%, 5/13/10 1,2       2,992,500          3,037,388
                                                                                        ---------------
                                                                                            19,145,489
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Calpine Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 7.61%, 4/1/09 2                                    17,500,000         18,012,505
                                                                                        ---------------
Total Corporate Loans (Cost $2,997,075,673)                                              3,005,367,979
-------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--3.5%
-------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., 8.04% Sr. Sec. Nts., 2/15/12 2,5             13,000,000         13,130,000
-------------------------------------------------------------------------------------------------------
Calpine Generating Co., 7.61% Sec. Nts., Series 1, 4/1/09 2               3,337,000          3,420,404
-------------------------------------------------------------------------------------------------------
CCO Holdings LLC/CCO Capital Corp., 7.995% Sr. Unsec. Nts.,
12/15/10 2                                                               10,000,000          9,775,000
-------------------------------------------------------------------------------------------------------
Crompton Corp., 9.672% Sr. Unsec. Nts., 8/1/10 1,2                        5,000,000          5,487,500
-------------------------------------------------------------------------------------------------------
FelCor Lodging LP, 7.78% Sr. Nts., 6/1/11 1,2                            12,000,000         12,405,000
-------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 7.561% Nts., 10/31/13 2                             6,000,000          6,090,000
-------------------------------------------------------------------------------------------------------
SMART Modular Technologies, Inc., 9.554% Sr. Sec. Bonds, 4/1/12 1,2      10,000,000         10,450,000
-------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 8.525% Sr. Unsec. Nts., 8/15/13 2,5          17,000,000         17,510,000
-------------------------------------------------------------------------------------------------------
Unova, Inc., 7% Unsec. Nts., 3/15/08 1                                   15,700,000         15,700,000
-------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.193% Sr. Sec. Nts., 5/1/09 2                 14,915,000         15,101,438
                                                                                        ---------------
Total Corporate Bonds and Notes (Cost $107,870,835)                                        109,069,342

                                                                             SHARES
-------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------------------------
Superior TeleCom, Inc., 9.50% Cv., Series A, Non-Vtg. 1 (Cost $60,318)       60,317             48,254

                                                                              UNITS
-------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------
Aladdin/OpBiz Gaming LLC Wts., Exp. 12/31/49  6 (Cost $0)                    32,265                 --
                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.1%
-------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $1,546,000, with a maturity value of $1,546,169) with DB Alex Brown LLC, 3.93%, dated 10/31/05, to be repurchased at $1,546,169 on 11/1/05,
collateralized by U.S. Treasury Bills, 4/27/06 with a value of
$1,577,430 (Cost $1,546,000)                                            $ 1,546,000     $    1,546,000
-------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $3,106,552,826)                             101.3%     3,116,031,575
-------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                          (1.3)       (41,372,302)

                                                                        -------------------------------
NET ASSETS                                                                    100.0%    $3,074,659,273
                                                                        ===============================


15          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $2,270,301,785, which represents 73.84% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable or increasing rate security.

3. This Senior Loan will settle after November 30, 2005, at which time the interest rate will be determined.

4. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $30,640,000 or 1.00% of the Fund's net assets as of October 31, 2005.

6. Non-income producing security.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $3,108,071,606
                                              ===============

Gross unrealized appreciation                 $   21,330,770
Gross unrealized depreciation                    (13,370,801)
                                              ---------------
Net unrealized appreciation                   $    7,959,969
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


16          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

WHEN-ISSUED AND DELAYED DELIVERY SECURITY TRANSACTIONS. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a "when issued" and "delayed delivery" basis. No income accrues to the Fund on such interests or securities in connection with such purchase transactions prior to the date the Fund actually takes delivery of such interest or securities. These transactions are subject to market fluctuation; the value of the interests in Senior Loans and other portfolio debt securities at delivery may be more or less than their purchase prices, and yields generally available on such interests or securities when delivery occurs may be higher or lower than yields on the interest or securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian, cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. To the extent the Fund engages in "when issued" and "delayed delivery" purchases, it will do so for the purpose of acquiring interest or securities for the Fund's portfolio consistent with the Fund's investment objective and policies and not for the purpose of investment leverage.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan.While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of October 31, 2005, securities with an aggregate market value of $3,005,367,979, representing 97.75% of the Fund's net assets were comprised of Senior Loans, of which $2,226,211,031 representing 72.41% of net assets, were illiquid.

In addition, the Fund enters into certain loan commitments that are subject to funding at the time of a discretionary request by the borrower. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of such unfunded loan commitments. The Fund has entered into $14,038,779 of such commitments at October 31, 2005. These commitments have been excluded from the Statement of Investments. The unrealized appreciation on these commitments is recorded as an asset on the Statement of Assets and Liabilities.

SECURITY CREDIT RISK. Senior Loans are subject to credit risk. Credit risk relates to the ability of the borrower under a Senior Loan to make interest and principal payments as they become due. The Fund's investments in Senior Loans are subject to risk of default. As of October 31, 2005, securities with an aggregate market value of $8,341,486, representing 0.27% of the Fund's net assets, were in default.

JOINT REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference


17          |          OPPENHEIMER SENIOR FLOATING RATE FUND

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS  October 31, 2005/Unaudited
--------------------------------------------------------------------------------

between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of October 31, 2005 is as follows:

                                                                                   ANNUAL
                                                            NOTIONAL AMOUNT      INTEREST
                                                            RECEIVED BY THE     RATE PAID
                                                           FUND UPON CREDIT        BY THE       UNREALIZED
        COUNTERPARTY     REFERENCED DEBT OBLIGATION                   EVENT          FUND     APPRECIATION
----------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston International    The Neiman Marcus Group, Inc.
(Nassau Branch)         Secured Loan                             $2,000,000          1.95%          $9,613

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Most Senior Loans and many of the Fund's other investments are illiquid.


18          |          OPPENHEIMER SENIOR FLOATING RATE FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005